iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .8%
L3Harris Technologies, Inc. .................. 160,425 $ 46,378,867
RTX Corp. ............................. 963,771 172,033,124
Textron, Inc. ............................ 250,857 20,271,754
238,683,745
a
Air Freight & Logistics  —  1 .5%
FedEx Corp. ............................ 341,630 86,712,526
United Parcel Service, Inc. , Class B ............ 409,816 39,514,459
126,226,985
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 550,210 44,622,031
a
Automobiles  —  6 .4%
Ford Motor Co. .......................... 14,794,725 194,254,739
General Motors Co. ....................... 5,064,909 349,934,563
544,189,302
a
Banks  —  8 .6%
Bank of America Corp. ..................... 4,012,483 214,467,216
Citigroup, Inc. ........................... 1,847,254 186,997,522
Citizens Financial Group, Inc. ................ 379,249 19,292,397
Fifth Third Bancorp ....................... 337,915 14,064,022
First Citizens BancShares, Inc. , Class A .......... 5,238 9,558,407
Huntington Bancshares, Inc. ................. 804,186 12,416,632
KeyCorp ............................... 571,086 10,045,403
M&T Bank Corp. ......................... 96,201 17,688,478
PNC Financial Services Group, Inc. (The) ........ 144,221 26,327,544
Regions Financial Corp. .................... 562,343 13,608,701
Truist Financial Corp. ...................... 948,458 42,329,680
U.S. Bancorp ........................... 867,666 40,502,649
Wells Fargo & Co. ........................ 1,519,749 132,172,570
739,471,221
a
Beverages  —  0 .3%
Molson Coors Beverage Co. , Class B ........... 619,010 27,063,117
a
Biotechnology  —  0 .4%
Biogen, Inc.
(a)
........................... 117,722 18,160,973
United Therapeutics Corp.
(a)
.................. 39,619 17,647,491
35,808,464
a
Building Products  —  0 .4%
Builders FirstSource, Inc.
(a) (b)
................. 143,148 16,629,503
Owens Corning .......................... 140,232 17,852,936
34,482,439
a
Capital Markets  —  1 .9%
Bank of New York Mellon Corp. (The) ........... 328,772 35,484,362
Goldman Sachs Group, Inc. (The) ............. 135,931 107,299,854
State Street Corp. ........................ 184,964 21,392,936
164,177,152
a
Chemicals  —  0 .6%
CF Industries Holdings, Inc. .................. 133,348 11,106,555
Dow, Inc. .............................. 477,653 11,392,024
DuPont de Nemours, Inc. ................... 167,588 13,683,560
LyondellBasell Industries N.V. , Class A .......... 277,167 12,866,092
49,048,231
a
Communications Equipment  —  6 .9%
Cisco Systems, Inc. ....................... 7,640,447 558,593,080
F5, Inc.
(a)
.............................. 111,146 28,125,495
586,718,575
a
Security Shares Value
a
Consumer Finance  —  1 .0%
Capital One Financial Corp. .................. 294,245 $ 64,730,957
Synchrony Financial ....................... 270,115 20,091,154
84,822,111
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 701,356 12,406,988
Dollar Tree, Inc.
(a) (b)
....................... 111,478 11,049,699
Kroger Co. (The) ......................... 1,081,679 68,827,235
Target Corp. ............................ 277,772 25,755,020
118,038,942
a
Containers & Packaging  —  0 .2%
Smurfit WestRock PLC ..................... 360,355 13,304,307
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 258,970 17,092,020
a
Diversified Telecommunication Services  —  4 .5%
AT&T, Inc. .............................. 8,804,915 217,921,646
Verizon Communications, Inc. ................ 4,239,038 168,459,370
386,381,016
a
Electric Utilities  —  1 .6%
Edison International ....................... 387,081 21,436,546
Evergy, Inc. ............................. 261,162 20,059,853
Eversource Energy ....................... 353,162 26,066,887
Exelon Corp. ............................ 457,623 21,105,573
PG&E Corp. ............................ 3,153,004 50,321,944
138,990,803
a
Electronic Equipment, Instruments & Components  —  4 .0%
Corning, Inc. ............................ 1,512,241 134,710,428
Jabil, Inc. .............................. 225,976 49,915,839
TE Connectivity PLC ...................... 566,481 139,926,472
Teledyne Technologies, Inc.
(a)
................. 27,567 14,522,847
339,075,586
a
Energy Equipment & Services  —  0 .2%
Halliburton Co. .......................... 618,405 16,597,990
a
Entertainment  —  1 .4%
Walt Disney Co. (The) ..................... 582,254 65,573,445
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 2,475,275 55,569,924
121,143,369
a
Financial Services  —  0 .3%
Equitable Holdings, Inc. .................... 107,855 5,328,037
Global Payments, Inc. ..................... 211,768 16,467,080
21,795,117
a
Food Products  —  2 .7%
Archer-Daniels-Midland Co. .................. 1,250,094 75,668,190
Bunge Global SA ......................... 383,232 36,253,747
J M Smucker Co. (The) ..................... 197,235 20,423,684
Kraft Heinz Co. (The) ...................... 2,664,723 65,898,600
Tyson Foods, Inc. , Class A .................. 623,748 32,066,885
230,311,106
a
Ground Transportation  —  0 .5%
CSX Corp. ............................. 805,825 29,025,817
JB Hunt Transport Services, Inc. .............. 35,164 5,937,793
U-Haul Holding Co. , Series N , NVS
(b)
........... 124,088 6,017,027
40,980,637
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies  —  0 .2%
Solventum Corp.
(a)
........................ 106,315 $ 7,339,988
Zimmer Biomet Holdings, Inc. ................ 78,632 7,907,234
15,247,222
a
Health Care Providers & Services  —  3 .6%
Centene Corp.
(a)
......................... 632,388 22,367,564
Cigna Group (The) ........................ 268,340 65,584,979
CVS Health Corp. ........................ 1,634,230 127,715,075
DaVita, Inc.
(a)
............................ 25,061 2,982,760
Elevance Health, Inc. ...................... 165,423 52,472,176
Humana, Inc. ........................... 40,460 11,255,567
Labcorp Holdings, Inc. ..................... 54,818 13,921,579
Universal Health Services, Inc. , Class B ......... 64,736 14,048,359
310,348,059
a
Hotels, Restaurants & Leisure  —  0 .9%
Carnival Corp.
(a) (b)
......................... 891,267 25,695,228
Expedia Group, Inc. ....................... 239,082 52,598,040
78,293,268
a
Household Durables  —  3 .0%
DR Horton, Inc. .......................... 708,127 105,567,573
Lennar Corp. , Class A ...................... 698,169 86,412,377
PulteGroup, Inc. ......................... 576,103 69,057,467
261,037,417
a
Insurance  —  1 .6%
American International Group, Inc. ............. 330,621 26,105,834
Everest Group Ltd. ........................ 37,116 11,673,724
Fidelity National Financial, Inc. ................ 96,654 5,339,167
Hartford Insurance Group, Inc. (The) ............ 116,952 14,523,099
Loews Corp. ............................ 112,575 11,207,967
MetLife, Inc. ............................ 390,551 31,173,781
Principal Financial Group, Inc. ................ 95,043 7,987,414
Prudential Financial, Inc. .................... 309,002 32,136,208
140,147,194
a
IT Services  —  1 .6%
Akamai Technologies, Inc.
(a) (b)
................. 267,658 20,101,116
Cognizant Technology Solutions Corp. , Class A ..... 1,107,983 80,749,801
Twilio, Inc. , Class A
(a)
...................... 297,829 40,171,175
141,022,092
a
Machinery  —  2 .0%
CNH Industrial N.V. ....................... 1,164,264 12,213,129
Cummins, Inc. ........................... 114,997 50,331,887
Fortive Corp. ............................ 160,493 8,079,218
PACCAR, Inc. ........................... 611,268 60,148,771
Snap-on, Inc. ........................... 50,606 16,980,843
Westinghouse Air Brake Technologies Corp. ....... 115,838 23,681,921
171,435,769
a
Media  —  1 .5%
Charter Communications, Inc. , Class A
(a) (b)
........ 36,250 8,476,700
Comcast Corp. , Class A .................... 3,249,491 90,449,582
Fox Corp. , Class A , NVS .................... 233,036 15,065,778
Fox Corp. , Class B ........................ 150,052 8,764,537
Omnicom Group, Inc. ...................... 78,728 5,906,174
128,662,771
a
Metals & Mining  —  1 .3%
Newmont Corp. .......................... 607,843 49,217,048
Nucor Corp. ............................ 254,909 38,249,095
Steel Dynamics, Inc. ....................... 126,285 19,801,488
107,267,631
a
Security Shares Value
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 475,917 $ 10,075,163
a
Multi-Utilities  —  0 .4%
Dominion Energy, Inc. ...................... 636,355 37,347,675
a
Oil, Gas & Consumable Fuels  —  2 .6%
Coterra Energy, Inc. ....................... 1,231,183 29,129,790
Devon Energy Corp. ....................... 942,599 30,625,041
Diamondback Energy, Inc. ................... 283,214 40,553,413
EOG Resources, Inc. ...................... 352,029 37,258,749
Occidental Petroleum Corp. .................. 381,482 15,717,058
Valero Energy Corp. ....................... 400,026 67,828,409
221,112,460
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 334,821 19,212,029
United Airlines Holdings, Inc.
(a) (b)
............... 91,397 8,594,974
27,807,003
a
Pharmaceuticals  —  3 .9%
Bristol-Myers Squibb Co. .................... 1,845,818 85,036,835
Merck & Co., Inc. ......................... 986,778 84,843,173
Pfizer, Inc. ............................. 5,701,406 140,539,658
Royalty Pharma PLC , Class A ................ 533,011 20,009,233
330,428,899
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 94,997 18,094,079
SS&C Technologies Holdings, Inc. ............. 243,825 20,705,619
38,799,698
a
Residential REITs  —  0 .3%
Camden Property Trust ..................... 110,411 10,983,686
Mid-America Apartment Communities, Inc. ........ 119,110 15,273,476
26,257,162
a
Retail REITs  —  1 .1%
Realty Income Corp. ....................... 416,347 24,139,799
Simon Property Group, Inc. .................. 406,708 71,482,998
95,622,797
a
Semiconductors & Semiconductor Equipment  —  19 .6%
Applied Materials, Inc. ..................... 1,204,845 280,849,369
First Solar, Inc.
(a) (b)
........................ 282,908 75,519,461
Intel Corp.
(a)
............................ 13,800,431 551,879,236
Micron Technology, Inc. ..................... 2,254,544 504,499,311
NXP Semiconductors N.V. ................... 401,016 83,860,466
ON Semiconductor Corp.
(a)
.................. 915,964 45,871,477
QUALCOMM, Inc. ........................ 730,524 132,151,792
1,674,631,112
a
Software  —  1 .0%
Gen Digital, Inc. .......................... 1,227,074 32,345,670
Zoom Communications, Inc. , Class A
(a) (b)
......... 608,047 53,039,940
85,385,610
a
Specialized REITs  —  0 .3%
Gaming and Leisure Properties, Inc. ............ 154,048 6,879,784
VICI Properties, Inc. ....................... 519,409 15,577,076
22,456,860
a
Specialty Retail  —  0 .4%
Best Buy Co., Inc. ........................ 372,014 30,557,230
a
Technology Hardware, Storage & Peripherals  —  4 .9%
Dell Technologies, Inc. , Class C ............... 546,742 88,577,671
Hewlett Packard Enterprise Co. ............... 5,534,226 135,145,799

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ............................... 2,575,461 $ 71,263,006
NetApp, Inc. ............................ 371,254 43,726,296
Western Digital Corp.
(b)
..................... 530,937 79,752,047
418,464,819
a
Trading Companies & Distributors  —  0 .6%
United Rentals, Inc. ....................... 62,033 54,041,909
a
Total Long-Term Investments — 99.9%
(Cost: $ 7,543,748,762 ) ............................... 8,545,474,086
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 41,584,011 $ 41,604,804
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 8,329,547 8,329,547
a
Total Short-Term Securities — 0.6%
(Cost: $ 49,929,986 ) ................................. 49,934,351
Total Investments — 100.5%
(Cost: $ 7,593,678,748 ) ............................... 8,595,408,437
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (39,799,281)
Net Assets — 100.0% ................................. $ 8,555,609,156
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,311,305  $ 29,293,776
(a)
$ —  $ (1,608) $ 1,331  $ 41,604,804  41,584,011  $ 21,824
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 8,415,860  —  (86,313)
(a)
—  —  8,329,547  8,329,547  108,710  —
$ (1,608) $ 1,331
$ 49,934,351
$ 130,534  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 32 12/19/25 $ 3,984 $ 109,316
E-Mini S&P 500 Index ................................................................... 14 12/19/25 4,812 184,532
$ 293,848

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Value Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,545,474,086 $ — $ — $ 8,545,474,086
Short-Term Securities
Money Market Funds ...................................... 49,934,351 — — 49,934,351
$ 8,595,408,437 $ — $ — $ 8,595,408,437
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 293,848 $ — $ — $ 293,848
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust